UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                    -----------

                     Spirit of America Investment Fund, Inc.
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5555
                                                           ---------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2006
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

                                                                                SHARES         MARKET VALUE
                                                                                ------         ------------
COMMON STOCKS - 99.60%

APARTMENT (REITS) - 16.48%
Apartment Investment & Management Co. - CL A                                    214,200      $     10,300,878
Associated Estates Realty Corp.                                                 422,500             5,615,025
Mid-America Apartment Communities, Inc.                                         198,500            11,338,320
Post Properties, Inc.                                                           127,300             6,111,673
United Dominion Realty Trust, Inc.                                               67,000             1,865,950
                                                                                             ----------------
                                                                                                   35,231,846
                                                                                             ----------------
DIVERSIFIED (REITS) - 12.79%
Ashford Hospitality Trust                                                        40,000               470,000
BNP Residential Properties, Inc.                                                110,900             1,904,153
Colonial Properties Trust                                                       151,923             7,281,669
Crescent Real Estate Equities Co.                                               348,500             6,802,720
Equity Inns, Inc.                                                                35,000               551,950
FrontLine Capital Group ++*                                                         640                     -
Hospitality Properties Trust                                                    140,500             6,121,585
Liberty Property Trust                                                           14,500               679,325
PMC Commerical Trust                                                              2,400                30,912
Trustreet Properties, Inc.                                                      263,800             3,511,178
                                                                                             ----------------
                                                                                                   27,353,492
                                                                                             ----------------
HEALTHCARE (REITS) - 14.54%
Health Care Property Investors, Inc.                                            221,500             6,073,530
Health Care REIT, Inc.                                                          192,600             6,970,194
Healthcare Realty Trust, Inc.                                                   150,800             4,989,972
National Health Investors, Inc.                                                  76,200             1,928,622
National Health Realty, Inc.                                                     53,600               994,280
Nationwide Health Properties, Inc.                                              382,400             9,070,528
OMEGA Healthcare Investors, Inc.                                                  9,000               120,240
Senior Housing Properties Trust                                                  50,700               942,513
                                                                                             ----------------
                                                                                                   31,089,879
                                                                                             ----------------
INDUSTRIAL (REITS) - 4.87%
Brandywine Realty Trust                                                          16,000               506,240
First Industrial Realty Trust, Inc.                                             245,651             9,894,822
                                                                                             ----------------
                                                                                                   10,401,062
                                                                                             ----------------
INTERNET CONTENT - 0.00%#
VelocityHSI, Inc.+*                                                               1,260                     -
                                                                                             ----------------

NET LEASE (REITS) - 7.46%
Lexington Corporate Properties Trust                                            395,900             7,886,328
National Retail Properties, Inc.                                                387,216             8,069,581
                                                                                             ----------------
                                                                                                   15,955,909
                                                                                             ----------------
OFFICE SPACE (REITS) - 14.45%
Equity Office Properties Trust                                                   68,200             2,585,462
Glenborough Realty Trust, Inc.                                                  231,400             5,137,080
Highwoods Properties, Inc.                                                      221,500             8,248,660
HRPT Properties Trust                                                           829,100             9,741,925
Mack-Cali Realty Corp.                                                           63,100             3,048,361
Reckson Associates Realty Corp.                                                  47,800             2,128,534
                                                                                             ----------------
                                                                                                   30,890,022
                                                                                             ----------------

SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

                                                                                SHARES         MARKET VALUE
                                                                                ------         ------------
REGIONAL MALLS (REITS) - 12.29%
Glimcher Realty Trust                                                           347,050      $      8,207,733
Macerich Co. (The)                                                               82,200             5,980,050
Mills Corp. (The)                                                                81,700             1,893,806
Pennsylvania Real Estate Investment Trust                                       243,694             9,596,670
Simon Property Group, Inc.                                                        6,000               513,180
Taubman Centers, Inc.                                                             2,000                83,000
                                                                                             ----------------
                                                                                                   26,274,439
                                                                                             ----------------
SHOPPING CENTERS (REITS) - 14.91%
Developers Diversified Realty Corp.                                             154,104             8,133,609
Equity One, Inc.                                                                139,500             3,050,865
Federal Realty Investment Trust                                                  44,600             3,235,730
Heritage Property Investment Trust                                               89,300             3,222,837
Malan Realty Investors, Inc.*                                                     5,000                 4,700
New Plan Excel Realty Trust                                                     261,910             6,788,707
Ramco-Gershenson Properties Trust                                               198,800             5,850,684
Realty Income Corp.                                                              69,000             1,578,720
                                                                                             ----------------
                                                                                                   31,865,852
                                                                                             ----------------
STORAGE (REITS) - 1.81%
Sovran Self Storage, Inc.                                                        74,800             3,864,916
                                                                                             ----------------

TOTAL COMMON STOCKS
(Cost $141,441,781)                                                                               212,927,417
                                                                                             ----------------

PREFERRED STOCKS - 0.08%
NET LEASE (REITS) - 0.08%
National Retail Properties, Inc. 9% Series A                                      6,352               162,294
                                                                                             ----------------

TOTAL PREFERRED STOCKS
(Cost $152,677)                                                                                       162,294
                                                                                             ----------------

TOTAL INVESTMENTS - 99.68%
(Cost $141,594,458)                                                                               213,089,711
                                                                                             ----------------

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.32%                                                      692,259
                                                                                             ----------------

NET ASSETS - 100.00%                                                                         $    213,781,970
                                                                                             ================

+  Company filed for Chapter 11 bankruptcy on August 14, 2001.
++ Company filed for Chapter 11 bankruptcy on June 12, 2002.
*  Non-income producing security.
#  Amount represents less than 0.01% of total net assets.

               See accompanying notes to Schedule of Investments.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2006  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

                                                                                SHARES         MARKET VALUE
                                                                                ------         ------------
COMMON STOCKS - 91.52%

CONSUMER DISCRETIONARY - 4.74%
Coach, Inc.*                                                                     10,000       $       287,100
Starwood Hotels & Resorts Worldwide, Inc.                                         3,500               184,030
Target Corp.                                                                     17,100               785,232
The TJX Cos., Inc.                                                               27,100               660,427
                                                                                              ---------------
                                                                                                    1,916,789
                                                                                              ---------------
CONSUMER STAPLES - 12.74%
Altria Group, Inc.                                                               25,000             1,999,250
Colgate-Palmolive Co.                                                             7,600               450,832
PepsiCo, Inc.                                                                     7,000               443,660
The Procter & Gamble Co.                                                         16,147               907,461
Walgreen Co.                                                                     16,500               771,870
Wal-Mart Stores, Inc.                                                            12,900               574,050
                                                                                              ---------------
                                                                                                    5,147,123
                                                                                              ---------------
ENERGY - 5.73%
ConocoPhillips                                                                   15,000             1,029,600
Kerr-McGee Corp.                                                                  4,800               336,960
Noble Corp.                                                                       8,000               574,000
Schlumberger Ltd.                                                                 5,600               374,360
                                                                                              ---------------
                                                                                                    2,314,920
                                                                                              ---------------
FINANCIALS - 22.07%
American Express Co.                                                             25,800             1,343,148
Apartment Investment & Management Co. - CL A                                      9,800               471,282
Bank of America Corp.                                                            45,007             2,319,211
Capital One Financial Corp.                                                      12,000               928,200
First Industrial Realty Trust, Inc.                                              10,000               402,800
Host Hotels & Resorts, Inc.                                                       2,142                45,453
JPMorgan Chase & Co.                                                             37,664             1,718,232
Lexington Corporate Properties Trust                                              9,300               185,256
National Retail Properties, Inc.                                                 10,000               208,400
Nationwide Health Properties, Inc.                                               10,000               237,200
Wells Fargo & Co.                                                                14,600             1,056,164
                                                                                              ---------------
                                                                                                    8,915,346
                                                                                              ---------------
HEALTH CARE - 19.09%
Abbott Laboratories                                                              20,000               955,400
Amgen, Inc.*                                                                      6,600               460,284
CIGNA Corp.                                                                      15,000             1,368,750
Johnson & Johnson                                                                 7,800               487,890
Medco Health Solutions, Inc.*                                                    21,192             1,257,321
Pfizer, Inc.                                                                     17,000               441,830
Schering-Plough Corp.                                                            16,000               327,040
UnitedHealth Group, Inc.                                                         10,000               478,300
Wyeth                                                                            39,900             1,933,953
                                                                                              ---------------
                                                                                                    7,710,768
                                                                                              ---------------
INDUSTRIALS - 5.16%
General Electric Co.                                                             16,000               523,040
3M Co.                                                                           17,000             1,196,800
Tyco International Ltd.                                                          14,000               365,260
                                                                                              ---------------
                                                                                                    2,085,100
                                                                                              ---------------

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2006  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

                                                                                SHARES         MARKET VALUE
                                                                                ------         ------------
INFORMATION TECHNOLOGY - 15.95%
Accenture Ltd. - CL A                                                            15,000       $       438,900
EMC Corp.*                                                                       30,000               304,500
Hewlett-Packard Co.                                                              40,000             1,276,400
International Business Machines Corp.                                             9,000               696,690
Microsoft Corp.                                                                  58,000             1,393,740
Motorola, Inc.                                                                   37,000               842,120
Nokia Oyj  - ADR                                                                 60,000             1,191,000
Texas Instruments Inc.                                                           10,000               297,800
                                                                                              ---------------
                                                                                                    6,441,150
                                                                                              ---------------
MATERIALS - 0.02%
Tronox, Inc. - CL B                                                                 483                 6,352
                                                                                              ---------------

TELECOMMUNICATION SERVICES - 2.68%
Verizon Communications, Inc.                                                     32,000             1,082,240
                                                                                              ---------------

UTILITIES - 3.34%
American Electric Power Co., Inc.                                                11,300               408,156
Consolidated Edison, Inc.                                                        13,700               642,119
Duke Energy Corp.                                                                 9,800               297,136
                                                                                              ---------------
                                                                                                    1,347,411
                                                                                              ---------------
TOTAL INVESTMENTS - 91.52%
(Cost $30,546,159)                                                                                 36,967,199

CASH AND OTHER ASSETS NET OF LIABILITIES - 8.48%                                                    3,425,482
                                                                                              ---------------

NET ASSETS - 100.00%                                                                          $    40,392,681
                                                                                              ===============

ADR - American Depository Receipt
  *   Non-income producing security.

               See accompanying notes to Schedule of Investments.

                    SPIRIT OF AMERICA INVESTMENT FUND, INC.
                       NOTES TO SCHEDULES OF INVESTMENTS
                            JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

A. SECURITY VALUATION: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income & Growth Fund and the Spirit of America Large Cap Value Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Each Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during the three-month period ending July 31, 2006.

B. TAX DISCLOSURE: No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of July 31, 2006.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

Item 2. Controls and Procedures.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Spirit of America Investment Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ David Lerner
                                    --------------------------------------------
                                    David Lerner, Principal Executive Officer
                                    (principal executive officer)

Date       08/28/06
        ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ David Lerner
                                    --------------------------------------------
                                    David Lerner, Principal Executive Officer
                                    (principal executive officer)

Date       08/28/06
        ---------------

By (Signature and Title)*           /s/ Alan Chodosh
                                    --------------------------------------------
                                    Alan Chodosh, Principal Financial Officer
                                    (principal financial officer)

Date       08/28/06
        ---------------


* Print the name and title of each signing officer under his or her signature.